Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 106,164	$ 96,842
Investments in marketable securities available-for-sale	165	8,632
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts of $17,180 and $15,888 at December 31, 2010 and 2011, respectively	101,280	80,212
Accounts receivable from related parties, less allowance for sales returns and discounts of $138 and $83 at December 31, 2010 and 2011, respectively	79,833	95,964
Inventories	112,985	117,988
Deferred income taxes	16,217	11,977
Restricted cash and cash equivalents	84,200	58,500
Prepaid expenses and other current assets	14,865	15,809
Total current assets	515,709	485,924
Investment securities, including securities measured at fair value of $5,196 and $5,080 at December 31, 2010 and 2011, respectively	24,506	24,622
Equity method investments	439	869
Property, plant and equipment, net	57,150	47,561
Deferred income taxes	13,649	24,729
Goodwill	26,846	26,846
Intangible assets, net	4,494	6,674
Restricted marketable securities	1,266	172
Other assets	919	2,223
Total non current asset	129,269	133,696
Total assets	644,978	619,620
Liabilities and Equity
Short-term debt	84,200	57,000
Accounts payable	134,353	115,922
Income taxes payable	3,644	9,125
Deferred income taxes	0	96
Other accrued expenses and other current liabilities	23,163	23,605
Total current liabilities	245,360	205,748
Income taxes payable	0	133
Accrued pension liabilities	319	168
Deferred income taxes	836	1,215
Other liabilities	3,405	5,380
Total liabilities	249,920	212,644
Equity
Ordinary shares, US$0.3 par value, 1,000,000,000 shares authorized; 353,842,764 shares issued and outstanding at December 31, 2010; 356,699,482 shares issued and 349,279,556 shares outstanding at December 31, 2011	107,010	106,153
Additional paid-in capital	103,051	100,291
Treasury shares, at cost (nil and 7,419,926 ordinary shares at December 31, 2010 and December 31, 2011, respectively)	(4,502)	0
Accumulated other comprehensive income	166	1,204
Unappropriated retained earnings	187,712	198,230
Total Himax Technologies, Inc. stockholders' equity	393,437	405,878
Noncontrolling interests	1,621	1,098
Total equity	395,058	406,976
Commitments and contingencies
Total liabilities and equity	$ 644,978	$ 619,620